Loss And Loss Adjustment Expense Reserves Reconciliation of the Claims Development to the Liability for Claims and Claim Adjustment Expenses (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	$ 14,989.4	$ 13,614.3
Total reinsurance recoverable on unpaid claims	3,779.1	3,200.1
Unallocated claims adjustment expense related to liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	1,478.2	1,278.9
Unallocated claims adjustment expense related to reinsurance recoverable on unpaid claims	19.1	12.1
Total gross liability for unpaid claims and claim adjustment expense	20,265.8	18,105.4	$ 15,400.8	$ 13,086.9
Other business
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	66.7	30.8
Total reinsurance recoverable on unpaid claims	358.6	288.1
Commercial Lines Segment | Commercial Lines - Liability
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	3,586.3	3,080.8
Total reinsurance recoverable on unpaid claims	758.5	482.6
Commercial Lines Segment | Commercial Lines - Physical Damage
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	82.7	66.6
Total reinsurance recoverable on unpaid claims	(0.3)	0.5
Property Segment | Property
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	474.7	357.2
Total reinsurance recoverable on unpaid claims	226.9	184.1
Agency Channel | Personal Lines Segment | Personal Lines - Liability
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	5,378.7	5,117.4
Total reinsurance recoverable on unpaid claims	959.6	930.7
Agency Channel | Personal Lines Segment | Personal Lines - Physical Damage
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	82.4	32.4
Total reinsurance recoverable on unpaid claims	0.0	0.0
Direct Channel | Personal Lines Segment | Personal Lines - Liability
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	5,277.3	4,936.8
Total reinsurance recoverable on unpaid claims	1,475.8	1,314.1
Direct Channel | Personal Lines Segment | Personal Lines - Physical Damage
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	40.6	(7.7)
Total reinsurance recoverable on unpaid claims	$ 0.0	$ 0.0